Dec. 21, 2018

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

DWS U.S. Multi-Factor Fund

The following disclosure is added to the "Principal Investment Strategy – Main Investments" section of the fund's summary prospectus and summary section of the fund's statutory prospectus, and the "Fund Details" section of the fund's statutory prospectus:

While the fund is currently classified as "non-diversified" under the Investment Company Act of 1940, as amended, it may operate as or become classified as "diversified" over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure replaces similar disclosure in the "Main Risks" section of the fund's summary prospectus and summary section of the fund's statutory prospectus, and the "Fund Details" section of the fund's statutory prospectus:

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

If the fund becomes classified as "diversified" over time and again becomes non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track, non-diversification risk would apply.